Supplemental Information - Supplemental Information of Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Net sales	$ 24,677	$ 31,196	$ 32,632
Finance and interest income	1,235	1,359	1,204
Total Revenues	25,912	32,555	33,836
Costs and Expenses
Cost of goods sold	20,357	25,534	26,551
Selling, general & administrative expenses	2,317	2,925	3,094
Research and development expenses	856	1,106	1,222
Restructuring expenses	84	184	71
Interest expense	1,106	1,318	1,196
Other, net	625	399	328
Total Costs and Expenses	25,345	31,466	32,462
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	567	1,089	1,374
Income taxes	360	467	671
Equity income of unconsolidated subsidiaries and affiliates	41	86	125
Net income	248	708	828
Industrial Activities [Member]
Revenues
Net sales	24,677	31,198	32,661
Finance and interest income	201	258	271
Total Revenues	24,878	31,456	32,932
Costs and Expenses
Cost of goods sold	20,357	25,536	26,580
Selling, general & administrative expenses	2,032	2,568	2,764
Research and development expenses	856	1,106	1,222
Restructuring expenses	82	184	71
Interest expense	678	857	799
Interest compensation to Financial Services	314	357	352
Other, net	497	290	251
Total Costs and Expenses	24,816	30,898	32,039
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	62	558	893
Income taxes	202	280	518
Equity income of unconsolidated subsidiaries and affiliates	20	68	110
Results from intersegment investments	368	362	343
Net income	248	708	828
Financial services [Member]
Revenues
Finance and interest income	1,603	1,828	1,679
Total Revenues	1,603	1,828	1,679
Costs and Expenses
Selling, general & administrative expenses	285	357	330
Restructuring expenses	2
Interest expense	576	705	658
Other, net	235	235	210
Total Costs and Expenses	1,098	1,297	1,198
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	505	531	481
Income taxes	158	187	153
Equity income of unconsolidated subsidiaries and affiliates	21	18	15
Results from intersegment investments		2	(1)
Net income	$ 368	$ 364	$ 342